Goodwill and Intangibles - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ (8.8)	€ (8.2)	€ (7.8)
Discount rate	8.30%	6.40%
Long-term growth rate	1.00%	1.00%
Depreciation, amortisation and impairment loss (reversal of impairment loss) recognised in profit or loss	€ 8.8	€ 8.2	7.8
Impairment loss (reversal of impairment loss) recognised in profit or loss	5.8	1.7	€ 0.0
Intangible assets with indefinite useful life	2,416.4
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortization	€ 8.8	€ 8.2